Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [line items]
Interest costs capitalised	$ 4,382	$ 5,406
Railway [Member]
Property Plant And Equipment [line items]
Increase decrease in value of assets		$ 32,000
Percentage of entitys assets		0.80%
Percentage of entity's revenue		11.00%